May 11, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Lighthouse Contrarian Fund series of the Registrant for the six month period ended February 28, 1998.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                           LIGHTHOUSE CONTRARIAN FUND
                               SEMI-ANNUAL REPORT





























                                February 28, 1998

                           LIGHTHOUSE CONTRARIAN FUND

March 31, 1998


Dear Shareholder,

Performance
The Lighthouse Contrarian Fund began on September 29, 1995, with an NAV of $12.00 and closed on February 27, 1998, at $14.84. A capital gains distribution of $0.61 was paid on December 15, 1997, bringing the total distributions since inception to $0.94. The annualized total return from inception through March 31, 1998, was 13.83% and for the one year period then ended was 13.27%.

Signs of a Stock Market Mania
Just the other night, Saturday Night Live ran a skit about Alan Greenspan. A couple of rogue Canadians attempt to ruin the U.S. economy by forcing the Fed Chairman at gunpoint to raise interest rates. Two superheroes come to his rescue, allowing Greenspan to lower rates. He tells the public, "Throw caution to the wind and put all of your money into stocks."

All joking aside, the public has already taken this advice. As a result, the U.S. stock market is now showing all the signs of a classic mania:

1) A parabolic rise in prices - As investors ignore valuations and chase performance, a virtuous cycle of accelerating price increases takes hold. 2) Historically high valuations - Record high price/earnings, price/book value, price/sales, and market capitalization/GDP ratios are dismissed as irrelevant.
3) Rationalizations for why the boom will continue - The art of extrapolation rules as business cycles, credit cycles, and stock market cycles are thought to no longer exist. 4) Widespread public participation - Booming mutual funds, investment clubs, day trading seminars, and chat rooms are the order of the day. Speculators chase hot Internet stocks, stock splits, and rumors. 5) Obvious signs of crowd behavior - The investment crowd convinces itself that it is immune to negative news. The Asian crisis, slowing PC demand, decelerating earnings growth, and President Clinton's alleged infidelities only seem to encourage more speculation.

What is most frightening about a mania? It turns a rational difference of opinion into an emotional (and irrational) group consensus. Economic actors businessmen, investors, and politicians - rush in to join the frenzied crowd, throwing caution to the wind.

A Brief History of Conventional Wisdom

As the late Malcolm Forbes once said, "Conventional wisdom seldom is." Over the past eight decades, the consensus has been dead wrong at major turning points:

Late 1920s - Economic prosperity and stable consumer prices were expected to go on indefinitely. Mainstream economists argued that the business cycle had been repealed. Stocks quadrupled from their 1924 lows to 1929 highs. Result: Massive deflation ensued and the economy went into a prolonged depression. Stocks plunged 89% from their 1929 highs to 1932 lows. The Dow did not recover its losses until 1954, a span of 25 years.

Late 1940s - An economic depression was widely expected to follow World War II. Historically, depressions followed wars as sure as night followed day. Shell-shocked, Americans put just 15% of their household assets into stocks.
Result: World peace
unleashed a baby boom and pent up demand for consumer goods. The 1950s experienced low inflation, solid economic growth, and a 250% rise in the Dow.

Late 1950s - Stocks were felt to be too expensive. The NYSE, for example, warned the public about high stock prices. Result: Stocks got even more expensive, with the Dow nearing 1000 in 1968.

Late 1960s - Risk taking was in vogue during this "go-go" era. Reminiscent of the late 1920s, economists again saw a "new era" in which business cycles had been repealed. Americans placed a record 26% of their assets into the stock market. Result: Oil shocks, inflation, recessions, high interest rates, and high unemployment rates defined the 1970s. Stock prices lost one-third of their value from 1968 to 1974. It took 15 years for the 1968 stock investor to get back to even, not counting inflation.

Late 1970s - Oil prices were expected to hit $50 or even $100 per barrel. Inflation was chronic and tangible assets like gold, oil and real estate were the only game in town. Americans tied up 45% of their wealth in tangible assets and shunned stocks. Sentiment was so bleak in 1979 that a Business Week cover article declared "The Death of Equities." Result: The Reagan revolution ushered in a remarkable period of economic expansion with declining inflation. Corporations restructured, corporate bond yields dropped from 12% to under 9% and the Dow tripled.

Late 1980s - Following the 1987 stock market crash, several parallels were made to the 1929 crash. It was widely felt that Japan had displaced the U.S. as the world's economic superpower and that America had lost its competitiveness. The technology sector was thought to be particularly vulnerable to Japan, Inc. Despite the strong 1980s stock market, Americans still had just 12% of their household assets in stocks. Result: Japan's stock market dropped 60% while the U.S. market more than tripled. Technology stocks like Microsoft, Intel, Cisco Systems, and Compaq Computer led the way.

Conventional Wisdom Today

The conventional view today is incredibly optimistic. The U.S. is again on top of the world. A golden age of global capitalism is creating unbounded opportunities for U.S. multinationals. Technology is a key driver of the economy, producing strong productivity gains while keeping a lid on inflation. Baby boomers are expected to keep pouring money into the stock market, taking the Dow to 10000 and beyond. Economists and analysts talk about a "new economy" in which the old business cycle and valuation rules no longer apply. Americans have over 28% of their wealth tied up in stocks, a record. Sound familiar?

We have little doubt that the consensus view will prove wrong once again. As the Asian crisis shows, the global economy is not all it is cracked up to be. Capitalism, to its credit, is a profit and loss system. Failure is necessary to remove waste and inefficiency. Unfortunately, the current system allows many large companies to keep profits, but socialize losses (share them with taxpayers). For example, IMF bailouts in Southeast Asia will cut the losses of investors and bankers in that region. In hindsight, it appears the "Asian Miracle" was artificially supported by years of easy credit, loan guarantees, government subsidies and protections.

The productivity/technology argument is beginning to show some serious cracks. Capital spending budgets that once lavished money on technology have plenty of fat to trim. Buying a flashy new box loaded with memory and the latest microprocessor chip from Intel is no longer seen as a necessity. Corporate PC demand is slowing, as evidenced by earnings disappointments from Intel, Compaq, and Micron Technology. Year 2000 spending is also forcing information technology managers to allocate resources more carefully.

The demographic case - that no price is too high to pay for a stock because a baby boomer will eventually pay a higher price - puts a new twist on the old greater fool theory. Contrary to popular opinion, new money is not pouring into stocks because more people are turning 46 and saving more. In fact, the total level of savings has stayed remarkably flat (lower savings rates offset by somewhat more favorable demographics). Where is all of the money coming from? Banks are supplying a great deal of easy credit as evidenced by the money supply growing at a 12-year high 9.4%, ubiquitous credit card solicitations, and a home refinancing boom. Corporations and investors (professional and individual) are showing a strong preference for stock and holding little cash. Foreign investors, the ultimate latecomers to the party, are now adding their own fuel to a U.S. stock market fire that is already out of control.

Conventional wisdom tells us "It's different this time" and that "It's the only game in town." Seasoned contrarians know these are ten of the most dangerous words in the English language.

Short Positions

We have been starved for good values on the long side (with the exception of gold mining and energy stocks), but feel like kids in a candy store on the short side. Short sales and put options also provide a way to hedge the Fund against a substantial decline in the stock market. The following is a brief rationale for some of our favorite short positions:

Internet stocks - Yahoo! (86 13/16) faces plenty of competition from Lycos, Excite, Infoseek, Alta Vista, and Microsoft. A favorite of Internet fans, the company is valued at $4.0 billion, or 59 times current sales. Its stock trades at 124 times "hoped-for" earnings of $0.70 in 1999.

PC-related stocks - Over 40% of the Fund's short/equity put position is in personal computer and PC-related stocks. We expect the slowdown in PC demand to adversely affect computer makers (Gateway 2000), semiconductor companies (Intel, Micron), semiconductor equipment makers (Applied Materials, et. al.), and even desktop software king Microsoft. Microsoft (84 15/16) is simply too big to grow rapidly enough to justify its valuation. The company commands a market value of $206.8 billion, or 15.8 times current revenues. The stock trades at 47.7 times expected 1998 earnings which benefit greatly by excluding options-based compensation from the income statement.

Blue chip stocks - Earnings estimates are falling rapidly for multinational companies. According to First Call, S&P 500 earnings are expected to grow just 4.3% in the 1st quarter. Coca Cola (76) is valued at $188.0 billion, 10.0 times current revenues, and 45.8 times 1998 earnings which are expected to be flat with 1997. Warren Buffett admits to having a difficult time finding value and sold 5% of his stock holdings over the past year. Investors do not seem to care, valuing his holding company, Berkshire Hathaway (2183), at $80.4 billion, or
41.7 times "look-through" earnings.

Bank stocks - Booms hide a multitude of sins and banks have committed their share this cycle. First Union (57 1/8) has made a number of expensive acquisitions in short order including Signet Banking (Virginia), CoreStates Financial (Pennsylvania), and Money Store (sub-prime lending). Their new "Future Bank" concept plans to build a commissioned sales force to originate loans - a frightening sign of the times. Citicorp (143 5/8) has over $50 billion in Asian loans and a $600 million Year 2000 mess to deal with. We believe the company has increasingly relied on accounting gimmicks to meet earnings estimates.

Conclusion

One of the most important lessons of investing is to never join a raging crowd. Unfortunately, most investors will ignore today's obvious signs of excess and choose the costly "school of hard knocks" to learn this lesson. To those tempted to jump on the late 1990s bandwagon, keep this in mind. The same crowd who can't own enough stocks today at sky-high valuations will probably dump those same stocks tomorrow at fire sale prices.

The Lighthouse Contrarian Fund is ideally positioned for the ending of this speculative mania. While we look forward to the day when bargains reappear, experience, history and common sense tell us this is the time to be avoiding not joining - the current folly.

Thank you for your patience and support.




/s/
Kevin P. Duffy
Portfolio Manager

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 77.3%                                                              Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Capital Goods:  3.3%
      30,000         3D Systems Corp.........................................................            $ 232,500
       3,000         Commercial Metals Company*..............................................               96,000
      15,000         Huntco, Inc., Class A*..................................................              221,250
      11,000         Nucor Corp.*............................................................              566,500
                                                                                                           -------
                                                                                                         1,116,250
                                                                                                         ---------
                     Consumer Goods - Apparel: 7.9%
       8,200         Jones Apparel Group, Inc................................................              451,000
       4,300         Liz Claiborne, Inc.*....................................................              215,000
      36,000         Norton McNaughton, Inc..................................................              204,750
      25,000         Oshkosh B'Gosh, Inc., Class A*..........................................              981,250
      28,000         Quiksilver, Inc.........................................................              826,000
                                                                                                           -------
                                                                                                         2,678,000
                                                                                                         ---------
                     Consumer Goods - Consumer Products: 3.9%
      38,400         Fossil, Inc.............................................................            1,032,000
      12,600         Helen of Troy Ltd.......................................................              192,938
      10,700         Polk Audio, Inc.........................................................               96,300
                                                                                                            ------
                                                                                                         1,321,238
                                                                                                         ---------
                     Consumer Goods - Food Producers: 0.4%
      32,000         The UniMark Group, Inc..................................................              128,000
                                                                                                           -------

                     Consumer Goods - Restaurants: 0.9%
      14,500         Lone Star Steakhouse and Saloon, Inc....................................              305,406
                                                                                                           -------

                     Consumer Goods - Retail, Apparel: 1.9%
      10,000         AnnTaylor Stores Corp...................................................              141,875
      23,000         Designs, Inc............................................................               51,031
      15,000         Paul Harris Stores, Inc.................................................              132,188
      10,000         Talbots, Inc.*..........................................................              178,125
       4,000         The Limited, Inc.*......................................................              116,000
                                                                                                           -------
                                                                                                           619,219
                                                                                                           -------
                     Consumer Goods - Retail, General Merchandise: 0.2%
       4,000         Kmart Corp..............................................................               53,500
                                                                                                            ------

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Goods - Retail, Mail Order: 4.4%
      37,600         Lands' End, Inc.........................................................          $ 1,480,500
                                                                                                       -----------

                     Consumer Goods - Retail, Specialty: 6.0%
      22,000         Claire's Stores, Inc.*..................................................              396,000
      70,000         Good Guys, Inc..........................................................              525,000
      75,000         REX Stores Corp.........................................................              806,250
      45,200         Sun Television and Appliances, Inc.*....................................              104,525
       6,900         Toys "R" Us, Inc........................................................              181,125
                                                                                                           -------
                                                                                                         2,012,900
                                                                                                         ---------
                     Consumer Goods - Tobacco: 1.2%
       2,400         Philip Morris Companies, Inc.*..........................................              104,250
       9,000         RJR Nabisco Holdings Corp.*.............................................              311,063
                                                                                                           -------
                                                                                                           415,313
                                                                                                           -------
                     Energy - Oil, Secondary: 17.0%
       8,000         Anadarko Petroleum Corp.*...............................................              516,000
      29,000         Barrett Resources Corp..................................................              879,063
      43,000         Basin Exploration, Inc..................................................              706,812
      13,000         Benton Oil and Gas Company..............................................              161,687
      18,000         Forest Oil Corp.........................................................              253,125
      25,000         Key Production Company, Inc.............................................              251,563
      34,000         Nuevo Energy Company....................................................            1,219,750
      10,000         Ocean Energy, Inc.......................................................              467,500
      28,000         Plains Resources, Inc...................................................              442,750
      20,000         Pogo Producing Company*.................................................              561,250
      14,000         Vintage Petroleum, Inc.*................................................              280,875
                                                                                                           -------
                                                                                                         5,740,375
                                                                                                         ---------
                     Energy - Oil Field Services: 1.1%
      10,620         R&B Falcon Corp.........................................................              281,430
       2,000         Tidewater, Inc.*........................................................               89,000
                                                                                                            ------
                                                                                                           370,430
                                                                                                           -------
                     Energy - Seismic: 2.1%
      27,000         Mitcham Industries, Inc.................................................              479,250
       3,000         Western Atlas, Inc......................................................              227,812
                                                                                                           -------
                                                                                                           707,062
                                                                                                           -------
See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Financial - Publishing: 0.1%
       1,050         Value Line, Inc.*.......................................................             $ 44,100
                                                                                                          --------

                     Health Care - Biotechnology: 0.6%
      40,000         Xoma Corp...............................................................              198,750
                                                                                                           -------

                     Health Care - Pharmaceuticals: 6.2%
      36,000         ICN Pharmaceuticals, Inc................................................            2,079,000
                                                                                                         ---------

                     Precious Metals - Gold Mining: 9.7%
      75,000         Agnico Eagle Mines, Ltd.*...............................................              473,437
      48,000         Barrick Gold Corp.*.....................................................              927,000
      20,000         Coeur d'Alene Mines Corp.*..............................................              227,500
      37,000         Crown Resources Corp....................................................              154,937
       7,500         Getchell Gold Corp......................................................              139,688
      47,000         Newmont Mining Corp.*...................................................            1,360,063
           -                                                                                             ---------
                                                                                                         3,282,625
                                                                                                         ---------
                     Technology - Communications: 0.2%
      13,000         Vtel Corp...............................................................               78,000
                                                                                                            ------

                     Technology - Computers: 0.8%
       5,400         Sun Microsystems, Inc...................................................              257,175
                                                                                                           -------

                     Technology - Semiconductors: 2.0%
       5,000         QLogic Corp.............................................................              200,625
      22,500         SDL, Inc................................................................              466,875
                                                                                                           -------
                                                                                                           667,500
                                                                                                           -------
                     Technology - Software: 5.9%
      50,000         Informix Corp...........................................................              390,625
      12,000         Intersolv, Inc..........................................................              186,750
      50,000         Progress Software Corp..................................................            1,268,750
      13,000         Sybase, Inc.............................................................              136,500
                                                                                                           -------
                                                                                                         1,982,625
                                                                                                         ---------
See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Transportation - Truck: 1.5%
      50,000         American Freightways Corp...............................................            $ 515,625
                                                                                                         ---------

                     Total Common Stocks (cost $21,491,066)..................................           26,053,593
                                                                                                        ----------

                     CLOSED-END FUNDS - INTERNATIONAL: 1.5%
------------------------------------------------------------------------------------------------------------------------------------
      19,000         Argentina Fund, Inc.*...................................................              242,250
      16,000         Chile Fund, Inc.*.......................................................              266,000
                                                                                                           -------
                     Total Closed-End Funds (cost $604,221)..................................              508,250
                                                                                                           -------

Principal Amount     REPURCHASE AGREEMENT: 4.2%
------------------------------------------------------------------------------------------------------------------------------------
  $1,417,000         Star Bank Repurchase Agreement, 4.80%, dated 2/27/1998,
                     due 3/2/1998, collateralized by $1,445,783 GNMA, 7.375%,
                     due 5/20/2024 (proceeds $1,417,567) (cost $1,417,000)...................            1,417,000
                                                                                                         ---------

                     Total Investment in Securities (cost $23,512,287+): 83.0%...............           27,978,843
                                                                                                        ----------

                     LONG EQUITY OPTIONS: 1.6%
------------------------------------------------------------------------------------------------------------------------------------
     Contracts       Common Stocks / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          44         Banc One Corp. / May 59 Puts............................................               20,076
          65         BankAmerica Corp. / April 90 Puts.......................................               82,062
          30         BankAmerica Corp. / April 80 Puts.......................................               13,687
          60         Clear Channel Communications, Inc. / July 95 Puts.......................               55,500
         110         Coca-Cola Company / August 75 Puts......................................               80,437
         110         First Union Corp. / July 55 Puts........................................               44,688
          70         Intel Corp. / July 95 Puts..............................................               67,375
         140         Kellogg Company / March 53 Puts.........................................              138,250
          70         NationsBank Corp. / May 70 Puts.........................................               25,812
                                                                                                            ------

                     Total Long Equity Options (cost $754,210)...............................              527,887
                                                     --------                                              -------
See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------

Contracts            Index / Expiration Date / Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
         110         S&P 500 Index / June 1050 Puts..........................................            $ 411,125
          40         Semiconductor Index / June 350 Puts.....................................              178,500
                                                                                                           -------

                     Total Long Index Options (cost $903,331)................................              589,625
                                                                                                           -------

                     Total Put Options Purchased (cost $1,657,541): 3.3%.....................            1,117,512
                                                                                                         ---------

                     Other Assets less Liabilities: 13.7%....................................            4,618,409
                                                                                                         ---------

                     Total Net Assets: 100.0% ...............................................          $33,714,764
                                                                                                       ===========

                     SECURITIES SOLD SHORT at February 28, 1998: (40.2%)
------------------------------------------------------------------------------------------------------------------------------------
       Shares        Common Stocks
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Goods - Luxury Items: (1.1%)
      14,000         Saks Holdings, Inc......................................................            $ 365,750
                                                                                                         ---------

                     Consumer Goods - Restaurants: (0.1%)
       1,000         Planet Hollywood International, Inc., Class A...........................               10,062
                                                                                                            ------

                     Diversified Operations: (1.9%)
         350         Berkshire Hathaway, Inc., Class B.......................................              651,000
                                                                                                           -------

                     Financial - Banks: (7.7%)
      11,000         Banc One Corp.*.........................................................              621,500
       7,800         Citicorp*...............................................................            1,033,500
       8,000         NationsBank Corp.*......................................................              548,000
       7,000         Silicon Valley Bancshares...............................................              399,000
                                                                                                           -------
                                                                                                         2,602,000
                                                                                                         ---------
                     Financial - Consumer Credit: (0.8%)
      11,000         The Money Store, Inc.*..................................................              274,313
                                                                                                           -------

                     Financial - Investment Banker/Broker: (2.3%)
      11,000         Merrill Lynch and Company, Inc.*........................................              787,187
                                                                                                           -------
See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at February 28, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                     SECURITIES SOLD SHORT, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS                                                                     Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Technology - Computers: (3.8%)
      29,000         Gateway 2000, Inc.......................................................          $ 1,276,000
                                                                                                       -----------

                     Technology - Internet: (6.7%)
       4,500         Netscape Communications Corp............................................               87,188
       7,100         Security Dynamics Technologies, Inc.....................................              252,938
      26,400         Yahoo! Inc..............................................................            1,932,150
                                                                                                         ---------
                                                                                                         2,272,276
                                                                                                         ---------
                     Technology - Semiconductors: (3.3%)
       7,500         Alliance Semiconductor Corp.............................................               49,219
       1,000         Integrated Silicon Solution, Inc........................................               10,500
       8,000         Logic Devices, Inc......................................................               23,000
      25,000         Micron Technology, Inc..................................................              829,688
       4,000         Novellus Systems, Inc...................................................              191,750
                                                                                                           -------
                                                                                                         1,104,157
                                                                                                         ---------
                     Technology - Semiconductor Equipment: (7.1%)
      27,000         Applied Materials, Inc..................................................              993,937
      18,000         KLA-Tencor Corp.........................................................              830,812
      20,000         Kulicke & Soffa Industries, Inc.........................................              555,000
                                                                                                           -------
                                                                                                         2,379,749
                                                                                                         ---------
                     Technology - Software: (5.4%)
      20,000         Microsoft Corp..........................................................            1,695,000
       9,000         Zitel Corp..............................................................              124,875
                                                                                                           -------
                                                                                                         1,819,875
                                                                                                         ---------

                     Total Common Stocks Sold Short (proceeds $11,360,160)...................          $13,542,369
                                                                                                       ===========

*Income producing security.

+At February 28, 1998, the cost of the securities for Federal tax purposes was the same as the basis for financial reporting.

Unrealized appreciation and depreciation of securities were as follows:
                     Gross unrealized appreciation...........................................          $ 7,725,336
                     Gross unrealized depreciation...........................................           (5,981,018)
                                                                                                        ----------
                           Net unrealized appreciation.......................................          $ 1,744,318
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

STATEMENT OF ASSETS AND LIABILITIES at February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $23,512,287).................................          $27,978,843
      Put options purchased (cost $1,657,541)................................................            1,117,512
      Deposits with brokers for securities sold short........................................           18,177,853
      Cash...................................................................................                  333
      Receivables:
            Fund shares sold.................................................................               63,301
            Dividends and interest ..........................................................               66,970
      Deferred organization costs............................................................               17,295
      Prepaid expenses.......................................................................               36,180
                                                                                                            ------
                  Total assets ..............................................................           47,458,287
                                                                                                        ----------

LIABILITIES
      Securities sold short, at value (proceeds $11,360,160).................................           13,542,369
      Payables:
            Advisory fees....................................................................               29,557
            Securities purchased.............................................................               39,530
            Fund shares redeemed.............................................................              109,796
      Accrued expenses ......................................................................               22,271
                                                                                                            ------
                  Total liabilities..........................................................           13,743,523
                                                                                                        ----------


NET ASSETS  .................................................................................          $33,714,764
                                                                                                       ===========

Net asset value, offering price and redemption price per share
      ($33,714,764/2,271,271 shares outstanding;
      unlimited number of shares authorized without par value) ..............................               $14.84
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $31,348,652
      Accumulated net investment loss........................................................              (21,200)
      Undistributed net realized gain on investment transactions.............................              642,994
      Net unrealized appreciation on investments.............................................            1,744,318
                                                                                                         ---------
                  Net assets ................................................................          $33,714,764
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest.........................................................................            $ 298,920
            Dividends........................................................................               96,183
                                                                                                            ------
                  Total income...............................................................              395,103
                                                                                                           -------

      Expenses
            Advisory fees....................................................................              207,877
            Distribution fees................................................................               41,575
            Administration fee ..............................................................               33,260
            Dividends paid on short sales....................................................               20,280
            Registration fees................................................................               14,835
            Fund accounting fees.............................................................                9,679
            Audit fee........................................................................                7,615
            Transfer agent fees..............................................................                7,607
            Custody fees.....................................................................                7,594
            Trustee fees.....................................................................                4,179
            Reports to shareholders..........................................................                3,945
            Amortization of deferred organization costs......................................                3,301
            Legal fees.......................................................................                2,934
            Miscellaneous....................................................................                2,515
            Insurance........................................................................                1,128
                                                                                                             -----
                  Total expenses.............................................................              368,324
                  Less: expenses reimbursed..................................................              (15,442)
                                                                                                           -------
                  Net expenses...............................................................              352,882
                                                                                                           -------
                        Net investment income ...............................................               42,221
                                                                                                            ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized gain from security transactions.....................................            1,314,531
            Net realized gain from short sale transactions...................................              720,705
            Net realized loss on put options purchased.......................................           (1,133,243)
            Net change in unrealized appreciation on investments.............................           (1,820,092)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................             (918,099)
                                                                                                          --------
                        Net decrease in net assets resulting from operations ................           $ (875,878)
                                                                                                        ==========

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months             Year
                                                                                      Ended               Ended
                                                                               February 28, 1998*    August 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Net investment income........................................................         $ 42,221           $ 25,237
Net realized gain from security transactions.................................        1,314,531          1,422,317
Net realized gain from short sale transactions...............................          720,705            669,699
Net realized loss on put options purchased...................................       (1,133,243)          (952,617)
Net change in unrealized appreciation on investments.........................       (1,820,092)         2,609,095
                                                                                    ----------          ---------
      Net (decrease) increase in net assets resulting from operations .......         (875,878)         3,773,731
                                                                                      --------          ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain on investments.............................................       (1,274,545)          (315,958)
                                                                                    ----------           --------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)         5,401,145         13,041,844
                                                                                     ---------         ----------
      Total increase in net assets...........................................        3,250,722         16,499,617

NET ASSETS
Beginning of  period.........................................................       30,464,042         13,964,425
                                                                                    ----------         ----------
End of period ...............................................................      $33,714,764        $30,464,042
                                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                               Six Months                        Year
                                                                  Ended                          Ended
                                                           February 28, 1998*               August 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                         Shares            Value         Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold .........................................     377,130      $ 6,016,790      1,173,527     $17,013,634
Shares issued in reinvestment of distribution........      81,339        1,271,330         20,938         311,143
Shares redeemed......................................    (120,131)      (1,886,975)      (290,812)     (4,282,933)
                                                         --------       ----------       --------      ----------
Net increase.........................................     338,338      $ 5,401,145        903,653     $13,041,844
                                                          =======      ===========        =======     ===========

*Unaudited.

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six Months          Year       September 29, 1995*
                                                                     Ended            Ended            through
                                                              February 28, 1998# August 31, 1997   August 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period..........................      $15.76           $13.57            $12.00
                                                                    ------           ------            ------
Income from investment operations:
      Net investment income...................................        0.02             0.05             (0.09)
      Net realized and unrealized (loss) gain on investments..       (0.33)            2.41              1.72
                                                                     -----             ----              ----
Total from investment operations..............................       (0.31)            2.46              1.63
                                                                     -----             ----              ----
Less distributions:
      From net capital gains..................................       (0.61)           (0.27)            (0.06)
                                                                     -----            -----             -----
Net asset value, end of period................................      $14.84           $15.76            $13.57
                                                                    ======           ======            ======

Total return..................................................       (2.15)%          18.22%            13.67%

Ratios/supplemental data:

Net assets, end of period (millions)..........................     $ 33.7           $ 30.5            $ 14.0

Ratio of expenses to average net assets:
      Before expense reimbursement............................        2.21%+           2.24%             2.95%+
      After expense reimbursement**...........................        2.12%+           2.00%             2.00%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement............................        0.16%+          (0.13%)           (2.14)%+
      After expense reimbursement**...........................        0.25%+           0.11%            (1.19)%+

Portfolio turnover rate.......................................       32.51%           21.94%            20.56%

Average commission rate paid per share........................       $0.0575          $0.0489           $0.0588

#Unaudited.

*Commencement of operations.

**Including dividends on short sells.

+Annualized.

See accompanying Notes to Financial Statements.

                           LIGHTHOUSE CONTRARIAN FUND

NOTES TO FINANCIAL STATEMENTS at February 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Lighthouse Contrarian Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities. Prior to November 12, 1997, the Fund was known as the Lighthouse Growth Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - SECURITIES SOLD SHORT

      Securities sold short represent obligations of the Fund to make a future delivery of a specific security and, correspondingly, create an obligation to purchase the security at prevailing market prices (or deliver the security, if owned by the Fund) at the later delivery date. As a result, these short sales create the risk that the Fund's ultimate obligation to satisfy the delivery requirements may exceed the amount recorded in the accompanying statement of assets and liabilities.

                           LIGHTHOUSE CONTRARIAN FUND

     The amount deposited with brokers for securities sold short is essentially restricted to the extent that it serves as deposits for securities sold short. It is the Fund's policy to continuously monitor the credit standing of the brokers with whom it conducts business.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended February 28, 1998, Lighthouse Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended February 28, 1998, the Fund incurred $207,877 in Advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 2.00% of average net assets annually. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended February 28, 1998, the Advisor reimbursed the Fund in the amount of $15,442. As of February 28, 1998, the cumulative expense reimbursement from the Advisor to the Fund is $140,355.

     Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million       $30,000
      $15 to $50 million      0.20% of average daily net assets
      $50 to $100 million     0.15% of average daily net assets
      $100 to $150 million    0.10% of average daily net assets
      Over $150 million       0.05% of average daily net assets.

     For the six months ended February 28, 1998, the Fund incurred $33,260 in Administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 5 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25%

                           LIGHTHOUSE CONTRARIAN FUND
of the average daily net assets of the Fund. The Plan allows that approved excess distribution costs can be resubmitted by the Distribution Coordinator in the future years, up to a maximum of three subsequent fiscal years following initial submission. No such excess costs were incurred during the current period ended. The Fund paid $41,575 in distribution costs to the Advisor as the appointed Distribution Coordinator for the six months ended February 28, 1998.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $5,365,161 and $9,515,843, respectively.

      Purchased options transactions during the six months ended February 28, 1998 are summarized as follows:

                                                                                              Put Options Purchased
                     Options outstanding, beginning of period................................     $ 841,598
                     Options purchased.......................................................     3,390,174
                     Options closed..........................................................    (1,748,001)
                     Options exercised.......................................................      (485,715)
                     Options expired.........................................................      (340,516)
                                                                                                   --------
                     Options outstanding at February 28, 1998................................     1,657,541
                     Unrealized depreciation at February 28, 1998............................      (540,029)
                                                                                                   --------
                     Market value of options at February 28, 1998............................   $ 1,117,512
                                                                                                ===========

                     Average fair market value of options for the
                        six months ended February 28, 1998...................................   $ 1,511,763
                                                                                                ===========

                     Net trading losses on options for the
                        six months ended February 28, 1998...................................   $(1,133,243)
                                                                                                ===========

                                     Advisor
                       LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                         10000 Memorial Drive, Suite 660
                              Houston, Texas 77024
                                 (713) 688-6881
                        Account Inquiries (800) 282-2340

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                                 STAR BANK, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                     Transfer and Dividend Disbursing Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132

                                    Auditors
                               ERNST & YOUNG, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104


  This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

  Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.